Earnings per share	12 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Earnings per share	Earnings per share
The bases for calculating basic earnings (losses) per share and diluted earnings (losses) per share for the year ended
March 31, 2023, 2024 and 2025, are as follows:

	For the fiscal year ended March 31,
(In millions, except per share data)	2023	2024	2025
Net profits (losses) for the period attributable to owners of the Company	¥(559)	¥1,967	¥(14,350)
Basic and diluted net earnings (losses) per share	¥(4.56)	¥16.05	¥(114.98)
Weighted-average number of shares, basic and diluted	122,587,617	122,587,617	124,803,262
Weighted-average number of shares has been recast to reflect the Reverse Recapitalization. Basic net earnings
(losses) per share are computed by dividing net profit (loss) by the weighted-average number of shares of Ordinary
Shares outstanding during each period. It excludes the dilutive effects of any potentially issuable common shares
(e.g., shares underlying warrants). Diluted net profit (loss) per share is calculated by including any potentially dilutive share issuances in the denominator. For the year ended March 31, 2023 and 2024, the diluted earnings per share is equal to basic earnings per share, as there were no potentially dilutive securities. For the year ended
March 31, 2025, all potentially dilutive securities were not included in the calculation of diluted losses per share as their effect would be anti-dilutive.